11. CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible notes payable, current portion	$ 1,471,700	$ 1,424,332	$ 100,000
Debt discount		232,767
Convertible notes payable, net - current portion	1,471,700	1,486,948	100,000
Convertible notes payable, net - long term portion	100,000
Evey Note [Member]
Convertible notes payable, current portion	25,656
Debt discount	30,960
Lender Note [Member]
Convertible notes payable, current portion	1,446,044	1,324,332
Debt discount	53,956	232,767
Pegasus Note [Member]
Convertible notes payable, current portion	100,000
Convertible Notes Payable [Member]
Convertible notes payable, current portion	1,471,700	1,600,000
Debt discount	84,916	175,668	$ 0
Convertible notes payable, net - current portion	1,471,700	1,424,332
Convertible notes payable, net - long term portion	100,000
Convertible Notes Payable [Member] | Evey Note [Member]
Convertible notes payable, current portion	56,616
Debt discount	30,960
Convertible notes payable, net - current portion	25,656
Convertible Notes Payable [Member] | Lender Note [Member]
Convertible notes payable, current portion	1,500,000	1,500,000
Debt discount	53,956	175,668
Convertible notes payable, net - current portion	1,446,044	1,324,332
Convertible Notes Payable [Member] | Pegasus Note [Member]
Convertible notes payable, current portion	100,000	100,000
Debt discount	0	0
Convertible notes payable, net - current portion		$ 100,000
Convertible notes payable, net - long term portion	$ 100,000